Income Taxes - Income tax provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current expense (benefit)
Federal					$ 1,319,280	$ 362,282
Deferred expense (benefit)
Federal					(457,790)	17,037
State					(192,083)	(13,143)
Change in valuation allowance					649,873	(3,894)
Income taxes provision	$ 49,421	$ 591,012	$ 114,124	$ 1,110,969	1,319,280	362,282
Operating loss carryforwards, carry forward indefinitely					0	0
Operating loss carryforwards subject to expiration					$ 570,536	$ 0